November 2020
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank National Association
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody's Investors Service, Inc.
Payment Date:
Nov 18, 2020
Prior Payment:
Oct 19, 2020
Next Payment:
Dec 17, 2020
Record Date:
Oct 30, 2020
Determination Date:
Nov 12, 2020
First Payment Date:
Oct 19, 2015
Closing Date:
Sep 24, 2015
Final Distribution Date:
Sep 18, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

Defeased Loan Detail

Material Breaches and Document Defects

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.60800%
38,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
3.42900%
62,400,000.00
61,423,568.83
863,043.64
175,517.85
1,038,561.49
0.00
60,560,525.19
A-3
3.44100%
200,000,000.00
196,051,223.54
0.00
562,176.88
562,176.88
0.00
196,051,223.54
A-4
3.70500%
228,996,000.00
228,996,000.00
0.00
707,025.15
707,025.15
0.00
228,996,000.00
A-S
3.98900%
50,170,000.00
50,170,000.00
0.00
166,773.44
166,773.44
0.00
50,170,000.00
B
4.50478%
50,169,000.00
50,169,000.00
0.00
188,333.39
188,333.39
0.00
50,169,000.00
C
4.50478%
33,010,000.00
33,010,000.00
0.00
123,918.86
123,918.86
0.00
33,010,000.00
D
3.16700%
39,879,000.00
39,879,000.00
0.00
105,247.33
105,247.33
0.00
39,879,000.00
E
3.25478%
17,038,000.00
17,038,000.00
0.00
16,904.18
16,904.18
0.00
17,038,000.00
F
3.25478%
7,573,000.00
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
G
3.25478%
7,573,000.00
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
H
3.25478%
21,772,331.00
21,771,204.71
0.00
0.00
0.00
0.00
21,771,204.71
X-A
0.94102%
530,096,000.00
486,470,792.37
0.00
381,481.39
381,481.39
0.00
485,607,748.73
X-B
0.51578%
50,170,000.00
50,170,000.00
0.00
21,563.70
21,563.70
0.00
50,170,000.00
X-D
1.33778%
39,879,000.00
39,879,000.00
0.00
44,457.61
44,457.61
0.00
39,879,000.00
X-E
1.25000%
17,038,000.00
17,038,000.00
0.00
17,747.92
17,747.92
0.00
17,038,000.00
X-FG
1.25000%
15,146,000.00
15,146,000.00
0.00
15,777.08
15,777.08
0.00
15,146,000.00
X-NR
1.25000%
21,772,331.00
21,771,204.71
0.00
22,678.34
22,678.34
0.00
21,771,204.71
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
757,280,331.00
713,653,997.08
863,043.64
2,549,603.12
3,412,646.76
0.00
712,790,953.44
November 2020
PAYMENT DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit
Balance
A-1
06054AAU3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-SB
06054AAV1
984.35206458
13.83082756
2.81278602
16.64361359
0.00000000
970.52123702
A-3
06054AAW9
980.25611770
0.00000000
2.81088442
2.81088442
0.00000000
980.25611770
A-4
06054AAX7
1,000.00000000
0.00000000
3.08750000
3.08750000
0.00000000
1,000.00000000
A-S
06054ABB4
1,000.00000000
0.00000000
3.32416667
3.32416667
0.00000000
1,000.00000000
B
06054ABC2
1,000.00000000
0.00000000
3.75397928
3.75397928
0.00000000
1,000.00000000
C
06054ABD0
1,000.00000000
0.00000000
3.75397928
3.75397928
0.00000000
1,000.00000000
D
06054ABE8
1,000.00000000
0.00000000
2.63916667
2.63916667
0.00000000
1,000.00000000
E
06054AAG4/U0664AAD3
1,000.00000000
0.00000000
0.99214593
0.99214593
0.00000000
1,000.00000000
F
06054AAJ8/U0664AAE1
1,000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1,000.00000000
G
06054AAL3/U0664AAF8
1,000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1,000.00000000
H
06054AAN9/U0664AAG6
999.94826966
0.00000000
0.00000000
0.00000000
0.00000000
999.94826966
X-A
06054AAY5
917.70319408
0.00000000
0.71964587
0.71964587
0.00000000
916.07510475
X-B
06054AAZ2
1,000.00000000
0.00000000
0.42981262
0.42981262
0.00000000
1,000.00000000
X-D
06054ABA6
1,000.00000000
0.00000000
1.11481262
1.11481262
0.00000000
1,000.00000000
X-E
06054AAA7/U0664AAA9
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-FG
06054AAC3/U0664AAB7
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-NR
06054AAE9/U0664AAC5
999.94826966
0.00000000
1.04161278
1.04161278
0.00000000
999.94826966
R
06054AAS8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
06054AAQ2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
November 2020
FACTOR DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
Principal
Principal
Allocation
Deficit
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
61,423,568.83
863,043.64
0.00
0.00
0.00
60,560,525.19
0.00
A-3
196,051,223.54
0.00
0.00
0.00
0.00
196,051,223.54
0.00
A-4
228,996,000.00
0.00
0.00
0.00
0.00
228,996,000.00
0.00
A-S
50,170,000.00
0.00
0.00
0.00
0.00
50,170,000.00
0.00
B
50,169,000.00
0.00
0.00
0.00
0.00
50,169,000.00
0.00
C
33,010,000.00
0.00
0.00
0.00
0.00
33,010,000.00
0.00
D
39,879,000.00
0.00
0.00
0.00
0.00
39,879,000.00
0.00
E
17,038,000.00
0.00
0.00
0.00
0.00
17,038,000.00
0.00
F
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
G
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
H
21,771,204.71
0.00
0.00
0.00
0.00
21,771,204.71
1,126.29
Totals:
713,653,997.08
863,043.64
0.00
0.00
0.00
712,790,953.44
1,126.29
November 2020
PRINCIPAL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt'l
Distribution
Unpaid Int
Class
Interest
Shortfall
Allocation
Shortfall
Fees
Premium
Amount*
Interest Amt
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
175,517.85
0.00
0.00
0.00
0.00
0.00
0.00
0.00
175,517.85
0.00
A-3
562,176.88
0.00
0.00
0.00
0.00
0.00
0.00
0.00
562,176.88
0.00
A-4
707,025.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
707,025.15
0.00
A-S
166,773.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
166,773.44
0.00
B
188,333.39
0.00
0.00
0.00
0.00
0.00
0.00
0.00
188,333.39
0.00
C
123,918.86
0.00
0.00
0.00
0.00
0.00
0.00
0.00
123,918.86
0.00
D
105,247.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,247.33
0.00
E
46,212.38
0.00
0.00
29,308.20
0.00
0.00
0.00
0.00
16,904.18
58,210.45
F
20,540.34
0.00
0.00
20,540.34
0.00
0.00
0.00
0.00
0.00
61,687.14
G
20,540.34
0.00
0.00
20,540.34
0.00
0.00
0.00
0.00
0.00
89,023.47
H
59,050.31
0.00
0.00
59,050.31
0.00
0.00
0.00
0.00
0.00
1,308,348.70
X-A
381,481.39
0.00
0.00
0.00
0.00
0.00
0.00
0.00
381,481.39
0.00
X-B
21,563.70
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21,563.70
0.00
X-D
44,457.61
0.00
0.00
0.00
0.00
0.00
0.00
0.00
44,457.61
0.00
X-E
17,747.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,747.92
0.00
X-FG
15,777.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,777.08
0.00
X-NR
22,678.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,678.34
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,679,042.32
0.00
0.00
129,439.20
0.00
0.00
0.00
0.00
2,549,603.12
1,517,269.77
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
November 2020
INTEREST DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Interest
Fees
Scheduled Interest
2,687,708.69
Servicing Fee
4,959.78
Interest Adjustments
(135,586.00)
Trustee/Certificate Administrator Fee
2,519.57
Deferred Interest
0.00
Special Servicing Fee
18,283.07
Net Prepayment Shortfall
0.00
Workout Fee
181.37
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Special Serv Fee plus Adj.
18,101.70
Interest Collections
2,552,122.69
CREFC Intellectual Property Royalty License Fee
307.26
Trust Advisor Fee
879.76
Extension Fee
0.00
Principal
Fee Distributions
26,949.44
Scheduled Principal
863,043.64
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
1.41
Principal Collections
863,043.64
Net ASER Amount
111,154.72
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
18,283.07
Other Expenses of the Trust
129,439.20
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
2,549,603.12
Principal Distribution
863,043.64
Total Collections
3,415,166.33
Prepayment Premium
0.00
Available Distribution Amount
3,412,646.76
Total Distributions
3,415,166.33
Start
End
Interest Accrual Period
10/1/2020
10/31/2020
Funds Collection
Funds Distribution
November 2020
RECONCILIATION OF FUNDS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

P&I Advances
Beginning Stated Principal Balance
713,653,997.08
* Total Current
Ending Stated Principal Balance
712,790,953.44
Advance
Ending Unpaid Balance
713,728,296.67
Total
Not Provided
Mortgage Loan Count
41
Unreimbursed Advances
Aggregate Principal Balance
712,790,953.44
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
57
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate (excluding REO Loans)
4.518365%
Total
22,256.33
270,071.72
6,416,518.47
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
November 2020
MISCELLANEOUS DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

November 2020
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
32
4,124,734.87
105,655.16
0.00
0.00
0.00
0.00
May 2018
0.00
105,655.16
0.00
0.00
32
0.00
105,655.16
0.00
0.00
0.00
Jun 2018
(105,655.16)
0.00
0.00
0.00
32
52.26
0.00
0.00
0.00
0.00
Sep 2019
52.26
52.26
0.00
0.00
32
73.44
52.26
0.00
0.00
0.00
Nov 2019
21.18
73.44
0.00
0.00
32
119.58
73.44
0.00
0.00
0.00
Dec 2019
46.14
119.58
0.00
0.00
32
325.76
119.58
0.00
0.00
0.00
Feb 2020
206.18
325.76
0.00
0.00
32
468.76
325.76
0.00
0.00
0.00
Jun 2020
143.00
468.76
0.00
0.00
32
1,126.76
468.76
0.00
0.00
0.00
Jul 2020
658.00
1,126.76
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(104,528.40)
1,126.76
1,126.76
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

November 2020
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
63,430,108.99
0.00
1
2
64,043,657.60
0
0
0.00
1
19,999,134.24
Nov 2020
0.00
0.0%
8.9%
9.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
3
127,605,260.18
0
0
0.00
1
20,023,884.02
Oct 2020
0.00
0.0%
0.0%
17.9%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
3
127,745,305.69
0
0
0.00
1
20,050,985.26
Sep 2020
0.00
0.0%
0.0%
17.9%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
79,749,466.48
0.00
2
2
64,098,860.96
0
0
0.00
1
20,075,539.04
Aug 2020
0.00
0.0%
11.1%
9.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
2
50,000,000.00
79,884,632.87
1
1
14,116,532.09
0
0
0.00
1
20,100,000.00
Jul 2020
0.00
11.2%
7.0%
2.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
2
14,135,903.72
66,019,855.53
1
0
0.00
0
0
0.00
1
20,100,000.00
Jun 2020
0.00
9.2%
2.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
2
0.00
30,195,899.91
0
0
0.00
0
0
0.00
1
20,100,000.00
May 2020
0.00
4.2%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
20,100,000.00
Apr 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
20,100,000.00
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
20,100,000.00
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
20,100,000.00
Jan 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
20,100,000.00
Dec 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
20,100,000.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
20,100,000.00
0
0.00
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
2.8%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
20,100,000.00
0
0.00
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
2.8%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

November 2020
Delinquency Summary Report
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
37
565,318,052.61
79.31%
565,318,052.61
0
0.00
0.00%
0.00
1
63,430,108.99
8.90%
64,120,195.02
0
0.00
0.00%
0.00
2
64,043,657.60
8.98%
64,190,049.04
40
692,791,819.20
97.19%
693,628,296.67
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
19,999,134.24
2.81%
20,100,000.00
1
19,999,134.24
2.81%
20,100,000.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
37
565,318,052.61
79.31%
565,318,052.61
0
0.00
0.00%
0.00
1
63,430,108.99
8.90%
64,120,195.02
0
0.00
0.00%
0.00
3
84,042,791.84
11.79%
84,290,049.04
41
712,790,953.44
100.00%
713,728,296.67
Group 1
Current
60 - 89 days
121 + days
Current
79.3%
30 - 59 days
0.0%
60 - 89 days
8.9%
90 - 120 days
0.0%
121 + days
11.8%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

November 2020
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
4,124,734.87
4,625,000.00
4,987,083.26
863,475.15
4,123,608.11
1,126.76
32
6
May 2018
4,987,083.26
863,475.15
4,123,608.11
1,126.76
Count:
Totals:
1
4,124,734.87
4,625,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

November 2020
INTEREST ADJUSTMENT RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
10,763.88
0.00
0.00
44,143.25
0.00
0.00
0.00
0.00
0.00
50,000,000.00
0.00
0.00
5
4,310.69
0.00
0.00
53,299.17
0.00
0.00
0.00
0.00
0.00
19,999,134.24
0.00
0.00
12
0.00
0.00
0.00
0.00
0.00
0.00
1.41
0.00
0.00
15,901,777.40
0.00
0.00
14
3,027.13
0.00
0.00
13,712.30
0.00
0.00
0.00
0.00
0.00
14,043,657.60
0.00
0.00
18
0.00
0.00
181.37
0.00
0.00
0.00
0.00
0.00
0.00
3,047,487.22
0.00
0.00
36
102,992,056.46
Count:
Totals:
5
18,101.70
0.00
181.37
111,154.72
0.00
0.00
1.41
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
129,439.20
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

November 2020
APPRAISAL REDUCTION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
5
04/01/2020
12,500,000.00
10/13/2020
256,000,000.00
06/11/2015
44,143.25
86,862.52
12
08/06/2018
14,062,433.77
11/12/2019
27,100,000.00
53,299.17
1,158,375.75
18
03/01/2020
3,524,715.24
09/11/2020
23,040,000.00
13,712.30
40,694.57
Count:
Totals:
3
30,087,149.01
306,140,000.00
111,154.72
1,285,932.84

November 2020
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
MA
04/06/29
N
64,182,505.93
379,756.99
0.00
11/06/20
0.00
0
228,394.67
0.00
4.123
1.83
12/31/19
2
Office
NY
09/01/25
N
70,000,000.00
266,427.78
0.00
11/01/20
0.00
0
266,427.78
0.00
4.420
1.70
12/31/19
3
Lodging
06/16/20 TX
09/01/25
N
63,430,108.99
339,063.69
0.00
08/01/20
0.00
2
225,455.40
0.00
4.120
3.15
12/31/19
4
Multifamily
CA
09/06/25
N
52,500,000.00
205,767.54
0.00
11/06/20
0.00
0
205,767.54
0.00
4.552
1.69
12/31/19
5
Retail
05/27/20 NH
07/01/25
N
50,000,000.00
176,872.22
0.00
04/01/20
0.00
6
176,872.22
0.00
4.108
2.11
12/31/19
6
Office
CA
09/06/25
N
38,976,327.95
232,585.45
0.00
11/06/20
0.00
0
127,881.82
0.00
3.800
2.81
12/31/19
7
Industrial
NJ
08/06/25
N
41,500,000.00
153,111.37
0.00
11/06/20
0.00
0
153,111.37
0.00
4.285
2.65
12/31/19
8
Lodging
NY
08/06/25
N
30,135,283.11
208,698.57
0.00
11/06/20
0.00
0
123,635.63
0.00
4.751
2.35
12/31/19
9
Multifamily
MD
08/06/25
N
26,941,594.02
146,532.78
0.00
11/06/20
0.00
0
108,157.75
0.00
4.655
1.23
12/31/19
10
Industrial
WA
09/06/25
N
23,364,683.91
138,255.18
0.00
11/06/20
0.00
0
88,165.53
0.00
4.373
1.86
12/31/19
11
Multifamily
KY
09/06/25
N
20,952,690.75
114,129.14
0.00
11/06/20
0.00
0
84,605.30
0.00
4.683
1.25
12/31/19
12
Retail
08/23/18 XX
07/06/25
N
19,999,134.24
100,730.13
0.00
08/06/18
0.00
6
75,980.35
0.00
4.407
0.00
13
Retail
CA
09/06/25
N
16,572,276.59
87,957.46
0.00
11/06/20
0.00
0
65,786.75
0.00
4.604
1.48
12/31/19
14
Lodging
TX
09/06/25
N
15,901,777.40
80,813.08
0.00
11/06/20
0.00
0
57,773.03
0.00
4.213
1.71
12/31/19
15
Retail
CA
09/06/25
N
14,035,348.14
74,716.03
0.00
11/06/20
0.00
0
49,399.80
0.00
4.080
2.85
12/31/19
16
Multifamily
CA
09/01/25
N
14,962,064.75
75,735.65
0.00
11/01/20
0.00
0
57,661.05
0.00
4.470
1.39
12/31/19
17
Retail
TX
08/06/25
N
14,248,347.03
74,502.18
0.00
11/06/20
0.00
0
54,748.29
0.00
4.456
1.30
12/31/19
18
Retail
06/18/20 XX
09/01/25
N
14,043,657.60
72,649.85
0.00
03/01/20
0.00
6
54,764.55
0.00
4.523
2.04
12/31/19
19
Multifamily
XX
08/06/25
N
11,891,597.34
68,021.96
0.00
11/06/20
0.00
0
48,989.58
0.00
4.777
1.33
20
Retail
CA
09/01/25
N
9,180,295.02
48,752.33
0.00
11/01/20
0.00
0
36,484.01
0.00
4.609
1.75
12/31/19
21
Self Storage
VA
09/06/25
N
9,300,000.00
36,097.56
0.00
11/06/20
0.00
0
36,097.56
0.00
4.508
3.04
12/31/19
22
Lodging
VA
07/06/25
N
8,081,521.74
55,377.69
0.00
11/06/20
0.00
0
37,710.05
0.00
5.407
1.66
09/30/19
23
Retail
CA
09/06/25
N
8,300,588.22
49,417.20
0.00
11/06/20
0.00
0
37,219.23
0.00
5.200
1.40
12/31/19
24
Retail
CA
08/06/25
N
8,467,146.32
42,103.51
0.00
11/06/20
0.00
0
31,449.08
0.00
4.308
2.77
12/31/19
25
Mobile Home
FL
08/06/25
N
7,334,525.45
39,943.92
0.00
11/06/20
0.00
0
27,117.04
0.00
4.286
1.38
12/31/19
26
Self Storage
CA
09/01/25
N
5,466,694.13
30,187.59
0.00
11/01/20
0.00
0
20,936.36
0.00
4.440
2.06
12/31/19
27
Multifamily
TX
08/01/25
N
5,691,164.36
30,038.34
0.00
11/01/20
0.00
0
22,284.51
0.00
4.541
2.02
12/31/19
28
Multifamily
TX
11/01/24
N
5,383,827.77
26,950.99
0.00
11/01/20
0.00
0
19,776.00
0.00
4.260
2.03
12/31/19
29
Mobile Home
MI
06/01/25
N
4,753,786.15
24,609.63
0.00
11/01/20
0.00
0
17,787.35
0.00
4.339
0.00
30
Multifamily
CA
08/01/25
N
4,550,000.00
17,447.10
0.00
11/01/20
0.00
0
17,447.10
0.00
4.453
1.53
12/31/19
31
Self Storage
VA
09/06/25
N
4,400,000.00
17,078.42
0.00
11/06/20
0.00
0
17,078.42
0.00
4.508
3.03
12/31/19
32
Retail
IL
07/06/25
05/08/18
33
Self Storage
XX
09/06/25
N
3,900,000.00
14,875.74
0.00
11/06/20
0.00
0
14,875.74
0.00
4.430
4.77
34
Self Storage
CA
08/06/25
N
3,700,000.00
13,644.20
0.00
11/06/20
0.00
0
13,644.20
0.00
4.282
2.91
12/31/19
35
Office
CT
07/06/25
N
3,258,801.33
21,511.00
0.00
11/06/20
0.00
0
13,908.42
0.00
4.945
1.22
12/31/19
36
Office
05/21/18 FL
08/06/25
N
3,047,487.22
18,136.74
0.00
11/06/20
0.00
0
13,616.28
0.00
5.181
0.85
12/31/19
37
Retail
PA
08/06/25
N
2,858,971.62
18,530.68
0.00
11/06/20
0.00
0
11,724.30
0.00
4.751
1.62
12/31/19
38
Self Storage
CA
08/06/25
N
2,900,000.00
10,694.10
0.00
11/06/20
0.00
0
10,694.10
0.00
4.282
2.76
12/31/19
39
Self Storage
VA
09/06/25
N
2,500,000.00
9,532.50
0.00
11/06/20
0.00
0
9,532.50
0.00
4.428
3.56
12/31/19
40
Self Storage
VA
09/06/25
N
2,500,000.00
9,596.01
0.00
11/06/20
0.00
0
9,596.01
0.00
4.458
4.66
12/31/19
41
Self Storage
XX
09/06/25
N
1,799,839.98
10,426.56
0.00
11/06/20
0.00
0
7,637.76
0.00
4.920
0.00

November 2020
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Self Storage
CA
08/01/25
N
1,778,906.38
9,473.47
0.00
11/01/20
0.00
0
7,514.26
0.00
4.900
0.00
712,790,953.44
3,550,752.33
0.00
0.00
42
Totals:
Count:
2,687,708.69
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

November 2020
HISTORICAL LOAN MODIFICATION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
1
64,182,505.93
Per section 1(a), section 1.1 of the Loan Agreement is amended by deleting in its entirety the defined term ''Note A-4'' and by adding the following new term: ''Note B'' shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
64,182,505.93
3
63,430,108.99
For June-August 2020, Borrower will pay Interest Only payments. Starting September 2020, excess cash will be applied towards Deferred Amounts, to be repaid in full by 03/31/2021.
64,120,195.02
12
19,999,134.24
-Updated the principal balance of the A-1 Note from $15,000,000 to $19,900,000 effective 9/6/2015.
-Updated the principal balance of the A-2 Note from $25,000,000 to $20,100,000 effective 9/6/2015
20,100,000.00
14
15,901,777.40
Reserve deposits will be deferred for June, July, August and September 2020 and will be repaid in 12 equal payments October 2020 - September
2021. This will include the FF&E Reserve
15,901,777.40

November 2020
REO STATUS REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
12
XX
19,999,134.24
28,756,728.23
27,100,000.00
10/31/2020
103,882.00
10/25/2019
Various
Retail
20,100,000.00
Count:
Totals:
1
19,999,134.24
28,756,728.23
27,100,000.00
103,882.00
20,100,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

November 2020
DEFEASED LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
4,753,786.15
06/01/2025
4.34
F
29
1,799,839.98
09/06/2025
4.92
F
41
1,778,906.38
08/01/2025
4.90
F
42
8,332,532.51
Count:
Totals:
3
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

November 2020
MATERIAL BREACHES AND DOCUMENT DEFECTS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

Document Outline

  Table of Contents
    Payment Detail
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Miscellaneous Detail
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Delinquency Summary Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    Defeased Loan Detail
    Material Breaches and Document Defects